Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.426%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,722,354.19

Principal:
Principal Collections	$34,664,699.72
Prepayments in Full	$22,127,947.34
Liquidation Proceeds	$513,700.97
Recoveries	$(880.00)
Sub Total	$57,305,468.03
Collections	$62,027,822.22

Purchase Amounts:
Purchase Amounts Related to Principal	$122,977.17
Purchase Amounts Related to Interest	$680.71
Sub Total	$123,657.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$62,151,480.10

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$62,151,480.10
Servicing Fee	$1,300,612.14	$1,300,612.14	$0.00	$0.00	$60,850,867.96
Interest - Class A-1 Notes	$14,432.98	$14,432.98	$0.00	$0.00	$60,836,434.98
Interest - Class A-2a Notes	$195,000.00	$195,000.00	$0.00	$0.00	$60,641,434.98
Interest - Class A-2b Notes	$100,287.78	$100,287.78	$0.00	$0.00	$60,541,147.20
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$59,972,940.53
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$59,798,363.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,798,363.70
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$59,704,404.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,704,404.70
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$59,636,539.28
Third Priority Principal Payment	$25,289,415.37	$25,289,415.37	$0.00	$0.00	$34,347,123.91
Interest - Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$34,263,904.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,263,904.33
Regular Principal Payment	$49,686,087.37	$34,263,904.33	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$62,151,480.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$25,289,415.37
Regular Principal Payment					$34,263,904.33
Total					$59,553,319.70
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$46,391,714.31	$105.44	$14,432.98	$0.03	$46,406,147.29	$105.47
Class A-2a Notes	$7,250,036.87	$22.31	$195,000.00	$0.60	$7,445,036.87	$22.91
Class A-2b Notes	$5,911,568.52	$22.31	$100,287.78	$0.38	$6,011,856.30	$22.69
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$59,553,319.70	$31.69	$1,297,548.26	$0.69	$60,850,867.96	$32.38

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$46,391,714.31	0.1054357	$0.00	0.0000000
Class A-2a Notes	$325,000,000.00	1.0000000	$317,749,963.13	0.9776922
Class A-2b Notes	$265,000,000.00	1.0000000	$259,088,431.48	0.9776922
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,485,751,714.31	0.7905626	$1,426,198,394.61	0.7588745

Pool Information
Weighted Average APR	3.653%	3.637%
Weighted Average Remaining Term	51.16	50.32
Number of Receivables Outstanding	73,090	71,477
Pool Balance	$1,560,734,570.72	$1,502,871,862.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,478,362,829.14	$1,423,612,298.94
Pool Factor	0.8039230	0.7741183

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$22,543,077.93
Yield Supplement Overcollateralization Amount	$79,259,563.21
Targeted Overcollateralization Amount	$92,095,650.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,673,467.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		162	$433,383.37
(Recoveries)		7	$(880.00)
Net Losses for Current Collection Period			$434,263.37
Cumulative Net Losses Last Collection Period			$1,025,663.22
Cumulative Net Losses for all Collection Periods			$1,459,926.59

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.82%	520	$12,386,862.61
61-90 Days Delinquent	0.08%	50	$1,162,637.94
91-120 Days Delinquent	0.01%	5	$122,742.03
Over 120 Days Delinquent	0.01%	6	$170,358.52
Total Delinquent Receivables	0.92%	581	$13,842,601.10

Repossession Inventory:
Repossessed in the Current Collection Period		34	$991,253.68
Total Repossessed Inventory		47	$1,351,745.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3353%
Prior Collection Period			0.2776%
Current Collection Period			0.3402%
Three Month Average			0.3177%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0707%
Prior Collection Period			0.0752%
Current Collection Period			0.0853%
Three Month Average			0.0771%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer